Discontinued Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2: DISCONTINUED OPERATIONS

As a result of receiving letters of intent for the sale of key assets of Sable, Pioneer and Magnolia Solar, and the approval by the Company's Board in May 2018 to sell the assets, those assets were included in assets held for sale and their operations included in discontinued operations. All discontinued operations have been sold or ceased operations by June 30, 2019, so there are no remaining assets or liabilities of the discontinued operations.

Carrying amounts of major classes of assets and liabilities classified as held for sale and included as part of discontinued operations in the condensed consolidated balance sheet as of March 31, 2019 consisted of the following:

Other current assets	$23
Current assets – held for sale	$23

Accounts payable	23
Accrued liabilities	11
Current liabilities – held for sale	$34

Major line items constituting loss from discontinued operations in the condensed consolidated statements of operations consisted of the following:

	Three months ended June 30,
	2019	2018
Revenue	$-	$2,479
Cost of revenue	-	2,845
Gross loss	-	(366)
Operating expenses	-	224
Loss from discontinued operations	$-	$(590)
Non-cash expenses	$-	$61

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance due to the uncertainty of realizing income tax benefit for all periods presented, and the income tax provision for all periods presented was considered immaterial. Thus, no separate tax provision or benefit relating to discontinued operations is included here or on the face of the condensed consolidated statements of operations.

Non-cash expenses above consist principally of depreciation, amortization and impairment expense. Capital expenditures of discontinued operations were principally at Sable and amounted to $0 and $46 for the three months ended June 30, 2019 and 2018, respectively.

NOTE 2: DISCONTINUED OPERATIONS

On April 14, 2017, the Company sold the assets, liabilities and membership interests in Eco3d to a group led by executives of Eco3d after the Company's Board concluded that Eco3d did not fit the future strategic direction of the Company. The Company received $2,029 in cash and 560 shares of the Company's common stock (including 525 shares that had been exchanged for the noncontrolling interest in September 2016) that was held by executives of Eco3d, which were canceled upon receipt. There will be no significant continuing involvement with Eco3d.

On March 12, 2019, the Company sold the inventory and property and equipment of Sable to a buyer for cash and a short-term receivable. There will be no significant continuing involvement with Sable.

In addition, as a result of receiving letters of intent for the sale of key assets of Pioneer and Magnolia Solar, and the approval by the Company's Board to sell the assets, those assets are included in assets held for sale and their operations included in discontinued operations.

Carrying amounts of major classes of assets and liabilities classified as held for sale and included as part of discontinued operations in the consolidated balance sheets consisted of the following as of March 31:

	2019	2018
Inventory	$-	$611
Other current assets	23	34
Current assets – held for sale	$23	$645

Property and equipment, net	$-	$995
Other assets	-	28
Non-current assets – held for sale	$-	$1,023

Accounts payable	$23	$30
Accrued liabilities	11	13
Current liabilities – held for sale	$34	$43

Major line items constituting income (loss) from discontinued operations in the consolidated statements of operations for the years ended March 31 consisted of the following:

	2019	2018
Revenue	$9,883	$9,541
Cost of revenue	10,515	10,567
Gross (loss)	(632)	(1,026)
Operating expenses	1,668	3,155
Loss from discontinued operations	$(2,300)	$(4,181)
Non-cash expenses	$452	$2,223

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance due to the uncertainty of realizing income tax benefit for all periods presented, and the income tax provision for all periods presented was considered immaterial. Thus, no separate tax provision or benefit relating to discontinued operations is included here or on the face of the consolidated statements of operations.

Non-cash expenses above consist principally of depreciation, amortization and impairment costs. Capital expenditures of discontinued operations were principally at Sable and amounted to $268 and $253 for fiscal 2019 and 2018, respectively.

Gain on the sale of Sable assets of $57 in March 2019 and on the sale of Eco3d of $636 in May 2017 was recognized in discontinued operations.